Portfolio Market Risk Measures (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	$ 47.2
Stressed Value-at-Risk (one-day)	47.1
Incremental Risk Capital Charge (one-year)	139.3
Average risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	53.0	$ 60.5	$ 28.5
Stressed Value-at-Risk (one-day)	61.4	76.7	69.3
Incremental Risk Capital Charge (one-year)	139.1	185.5	326.3
High risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	69.6
Stressed Value-at-Risk (one-day)	71.5
Incremental Risk Capital Charge (one-year)	162.7
Low risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	43.6
Stressed Value-at-Risk (one-day)	47.1
Incremental Risk Capital Charge (one-year)	121.7
Interest rate risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	23.0
Interest rate risk [member] | Average risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	24.1	23.3	17.4
Interest rate risk [member] | High risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	32.6
Interest rate risk [member] | Low risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	14.2
Credit risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	30.3
Credit risk [member] | Average risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	29.2	30.4	12.0
Credit risk [member] | High risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	37.3
Credit risk [member] | Low risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	23.1
Equity price risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	15.4
Equity price risk [member] | Average risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	10.6	10.7	11.1
Equity price risk [member] | High risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	15.5
Equity price risk [member] | Low risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	7.7
Currency risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	4.1
Currency risk [member] | Average risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	4.8	4.1	1.2
Currency risk [member] | High risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	9.7
Currency risk [member] | Low risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	2.3
Commodity price risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	2.8
Commodity price risk [member] | Average risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	8.1	7.8	4.8
Commodity price risk [member] | High risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	11.7
Commodity price risk [member] | Low risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	2.8
Idiosyncratic debt specific risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	32.2
Idiosyncratic debt specific risk [member] | Average risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	38.9	48.5	22.4
Idiosyncratic debt specific risk [member] | High risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	57.2
Idiosyncratic debt specific risk [member] | Low risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	30.7
Risk diversification effect [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	(60.6)
Risk diversification effect [member] | Average risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	$ (62.7)	$ (64.3)	$ (40.4)